LOSS ON DEBT REFINANCING (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 15, 2019	May 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Redeemed for cash consideration			$ 487.3	$ 19.2	$ 664.5
Loss on debt refinancing					15.6
Parent Company
Long-term debt
Repayments of borrowings and hedging contracts unwound	$ 340.9
Redeemed for cash consideration			$ 434.3	$ 3.6	336.7
Loss on debt refinancing	$ 0.0				$ 10.4
Parent Company | 7.375% Senior Notes
Long-term debt
Principal amount		$ 325.0
Interest rate (as a percent)		7.375%
Redeemed for cash consideration		$ 333.0
Subsidiaries | Videotron | 6.875% Senior Notes
Long-term debt
Principal amount		$ 125.0
Interest rate (as a percent)		6.875%
Redeemed for cash consideration		$ 129.3